Equity (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other [Abstract]
Disclosure of number of shares outstanding
The following table summarizes the changes in the number of outstanding common shares and special voting shares of FCA during the year ended December 31, 2017:

	Common Shares	Special Voting Shares	Total
Balance at January 1, 2017	1,527,965,719	408,941,767	1,936,907,486
Shares issued to Executive Directors (Directors' Compensation)	2,795,500	—	2,795,500
Shares issued to Non-Executive Directors (Directors' Compensation)	54,855	—	54,855
Shares issued to Key management	9,273,616	—	9,273,616
Balance at December 31, 2017	1,540,089,690	408,941,767	1,949,031,457

Disclosure of analysis of other comprehensive income by item
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31
	2017			2016			2015
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
(Losses)/gains on re-measurement of defined benefit plans	€(64)	€(21)	€(85)	€584	€(261)	€323	€679	€(201)	€478
Gains/(Losses) on cash flow hedging instruments	147	(10)	137	(249)	69	(180)	186	(48)	138
Gains on available- for-sale financial assets	14	—	14	15	—	15	11	—	11
Exchange (losses)/gains on translating foreign operations	(1,942)	—	(1,942)	458	—	458	1,002	—	1,002
Share of Other comprehensive income/(loss) for equity method investees	(119)	—	(119)	(127)	—	(127)	(19)	—	(19)
Items relating to discontinued operations	—	—	—	—	—	—	25	(4)	21
Total Other comprehensive income	€(1,964)	€(31)	€(1,995)	€681	€(192)	€489	€1,884	€(253)	€1,631
Other comprehensive income was as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on re-measurement of defined benefit plans	€(64)	€584	€679
Share of gains/(losses) on re-measurement of defined benefit plans for equity method investees	2	(5)	(2)
Items relating to discontinued operations	—	—	4
Total Items that will not be reclassified to the Consolidated Income Statement (B1)	(62)	579	681

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments arising during the period	66	(54)	63
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	81	(195)	123
Total Gains/(losses) on cash flow hedging instruments	147	(249)	186
Gains on available-for-sale financial assets	14	15	11
Exchange (losses)/gains on translating foreign operations	(1,942)	458	1,002
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(94)	(97)	(18)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(27)	(25)	1
Total Share of Other comprehensive (loss)/income for equity method investees	(121)	(122)	(17)
Items relating to discontinued operations	—	—	21

Total Items that may be reclassified to the Consolidated Income Statement (B2)	(1,902)	102	1,203

Total Other comprehensive income (B1)+(B2)=(B)	(1,964)	681	1,884
Tax effect	(31)	(192)	(249)
Tax effect - discontinued operations	—	—	(4)
Total Other comprehensive income, net of tax	€(1,995)	€489	€1,631